INVENTORIES	12 Months Ended
Dec. 31, 2018
INVENTORIES
INVENTORIES

5)  INVENTORIES

a)   Accounting policy

These are evaluated and presented at the lower of average acquisition cost and net realizable value, whichever is lower. These include resale materials such as cellphones, SIM cards, prepaid cards, accessories, consumption materials and maintenance. Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs to sell.

Estimated impairment losses are set up for materials and devices considered obsolete or whose carrying amounts are in excess of those usually sold by the Company within a reasonable period. Additions and reversals of estimated impairment losses and inventory obsolescence are included in cost of goods sold (Note 25).

b)   Breakdown

	12.31.18	12.31.17
Materials for resale	413,843	325,850
Materials for consumption	61,819	57,740
Other inventories	30,013	7,822
Gross total	505,675	391,412
Estimated losses from impairment or obsolescence	(43,622)	(42,657)
Total	462,053	348,755